Equity (Details) - Schedule of Binominal Tree pricing model - $ / shares	6 Months Ended
	Mar. 31, 2024	Jan. 03, 2024
Schedule of Binominal Tree Pricing Model [Abstract]
Share price (in Dollars per share)	$ 0.82	$ 4.83
Exercise price (in Dollars per share)	$ 8	$ 8
Expected dividend yield
Risk free interest rate	4.46%	4.08%
Expected life	2 years 9 months 18 days	3 years
Expected volatility	137.60%	140.10%